Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 9,265,070		$ 8,548,608	$ 1,705,548
Amortization expense	$ 829,427	$ 347,224	$ 633,505